Share-based Compensation (Restricted Shares) (Details)	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Mar. 15, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Mar. 17, 2011 Restricted Shares [Member] USD ($) employee	Dec. 31, 2013 Restricted Shares [Member] USD ($)	Dec. 31, 2013 Restricted Shares [Member] CNY	Dec. 31, 2012 Restricted Shares [Member] USD ($)	Dec. 31, 2012 Restricted Shares [Member] CNY	Dec. 31, 2011 Restricted Shares [Member] USD ($)	Dec. 31, 2011 Restricted Shares [Member] CNY	Dec. 31, 2013 Restricted Shares and Restricted Share Units [Member] USD ($)	Dec. 31, 2012 Restricted Shares and Restricted Share Units [Member] USD ($)	Dec. 31, 2011 Restricted Shares and Restricted Share Units [Member] USD ($)	Mar. 17, 2011 Restricted Shares and Restricted Share Units [Member] USD ($)	Mar. 17, 2011 Ordinary Shares [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options cancelled	18,778,200				18,778,200
Restricted shares, number of employees granted						22
Award vesting period							4 years	4 years
Incremental share-based compensation						$ 500,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation						2,200,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized immediately						200,000
Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation, recognized during rest of vesting period of restricted share						2,000,000
Number of Shares
Number of Shares, Unvested, Beginning Balance							4,759,780	4,759,780	9,711,830	9,711,830	0	0
Number of Shares, Granted						19,008,200	0	0	0	0	19,008,200	19,008,200
Number of Shares, Vested							(2,864,780)	(2,864,780)	(4,702,050)	(4,702,050)	(9,296,370)	(9,296,370)
Number of Shares, Forfeited							(1,050,000)	(1,050,000)	(250,000)	(250,000)	0	0
Number of Shares, Unvested, Ending Balance							845,000	845,000	4,759,780	4,759,780	9,711,830	9,711,830
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance (US$ per share)							$ 1.07		$ 1.07		$ 0.00
Weighted-Average Grant-Date Fair Value, Granted (US$ per share)							$ 0.00		$ 0.00		$ 1.07
Weighted-Average Grant-Date Fair Value, Vested (US$ per share)							$ 1.07		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Forfeited (US$ per share)							$ 1.07		$ 1.07		$ 0.00
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance (US$ per share)							$ 1.07		$ 1.07		$ 1.07
Recognized Share-based compensation expenses		2,762,000	16,723,000	6,759,000	66,092,000		(200,000)	(1,300,000)		3,700,000		8,500,000
Unrecognized compensation expense							30,000	200,000
Unrecognized compensation expenses, weighted average period for recognition (in years)							10 months 24 days	10 months 24 days
Total fair value of restricted share vested													$ 3,100,000	$ 5,100,000	$ 10,000,000
Fair value of restricted shares and restricted share units (US$ per share)																$ 1.07
Fair value of underlying ordinary shares (US$ per share)																	$ 1.14